Taxes Other Than Income Taxes - Summary of Taxes Other Than Income Taxes (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Taxes Other Than Income Taxes [abstract]
Consumption tax	¥ 161,623	¥ 145,525	¥ 164,973
Resource tax	23,723	18,468	24,388
City maintenance and construction tax	16,078	13,647	16,001
Educational surcharge	11,660	9,882	11,732
Crude oil special gain levy	4,655	178	771
Urban and township land use tax	3,572	3,588	3,529
Other	6,692	4,562	7,042
Taxes other than income taxes	¥ 228,003	¥ 195,850	¥ 228,436